MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 231,328	$ 128,148	$ 80,493
Trade and other receivables	99,984	69,529
Other non-current receivables	90,104	60,326
Total financial assets	262,481	153,387
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	231,328	128,148
Trade and other receivables	99,984	69,529
Income tax receivable	5,310	6,283
Other non-current receivables	33,209	18,693
Total financial assets	$ 369,831	$ 222,653